New Accounting Pronouncement under International Financial Reporting Standards (IFRSs) - Additional Information (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Jan. 01, 2022 TWD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Significant Changes In Financial Statement Line Items DueTo Application Of Amendments To IAS 37 [line items]
Other current liabilities	$ 4,928,283	$ 160,374		$ 5,187,451
Non-controlling interests	$ 343,679	$ 11,184		$ 223,181	$ 113,356	$ 410,065
Amendments To IAS Thirty Seven [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs, cumulative effect at date of initial application [member]
Significant Changes In Financial Statement Line Items DueTo Application Of Amendments To IAS 37 [line items]
Other current liabilities			$ 220,000
Retained earnings			154,000
Non-controlling interests			$ 66,000